Naming of Issuing Entity1(a)	Check if Registered	Name of Originator 2(a)	Total Assets in ABS by Originator			Assets That Were Subject of Demand3(a)			Assets That Were Repurchased or Replaced 4(a)			Assets Pending Repurchase or Replacement (within cure period)5(a)			Demand in Dispute6(a)			Demand Withdrawn 7(a)			Demand Rejected 8(a)
			(#)	($)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)
Residential mortgages – Non-Prime
AE5617M (GNII)		Lakeview Loan Servicing, LLC		7,973,002	100.00%	1	29,742	0.79%	1	29,742	0.79%
717244X (GNI)		Lakeview Loan Servicing, LLC		57,440,373	100.00%	1	198,806	1.50%	1	198,806	1.50%

Residential mortgages – Non-Prime Subtotal*						2			2			0			0			0			0
Residential mortgages – Non-Prime Subtotal*				65,413,375			228,548			228,548			0			0			0			0

Issuing Entities with No Demands for Repurchase or Replacement10(a)
Residential mortgages – Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2001-A			1,966	648,634,021	100.00%

Naming of Issuing Entity	Check if Registered	Name of Originator 1(b)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(b)			Assets That Were Repurchased or Replaced 3(b)			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4(b)			Demand Withdrawn5(b)			Demand Rejected6(b)
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	Bank of America, N.A. (as successor by merger to LaSalle Bank National Association)	118	1,009,362,677	50.40%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	8,220,279	0.41%	0	0	0.00%	0	0	0.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	Citigroup Global Markets Realty Corp.	119	617,927,811	30.85%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	PNC Bank, National Association	52	210,569,227	10.51%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	Capmark Finance Inc.	29	165,015,480	8.24%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Commercial mortgages Subtotal*			318			0			0			0			1			0			0
Commercial mortgages Subtotal*				2,002,875,195			0			0			0			8,220,279			0			0

Issuing Entities with No Demands for Repurchase or Replacement 7(b)
Mortgage Capital Funding, Inc. Multifamily/Commercial Mortgage Pass-Through Certificates, Series 1997-MC2 0001084389	X		181	870,577,280
Salomon Brothers Mortgage Securities VII Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-C3 0001129365	X		180	914,661,056
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162495	X		182	1,308,278,784
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C3 0001157687	X		125	818,834,240
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-J2A			10	1,513,530,240
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162603	X		169	1,070,655,168
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-C1 0001168012	X		106	728,324,736
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-2A 0001179031	X		111	971,784,832
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-3A 0001205512	X		131	1,170,328,320
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C2 0001209192	X		108	1,051,299,648
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C3 0001209655	X		87	745,331,328
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C4 0001226640	X		140	891,768,512
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C1 0001225490	X		134	1,188,882,048
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A			92	846,037,504
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-CB6 0001256074	X		127	1,062,618,688
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C2 0001255859	X		138	1,205,594,752
GFCM LLC Commercial Mortgage Pass-Through Certificates, Series 2003-1			171	822,649,216
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LN1 0001264059	X		185	1,256,612,992
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C9 0001274041	X		118	1,149,211,648
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A			90	963,760,960
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001285906	X		119	1,403,257,088
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001289357	X		131	1,062,969,408
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A			94	1,335,412,224
General Electric Commercial Mortgage Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C3 0001296557	X		127	1,411,464,576
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BBA3			21	1,512,635,648
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LN2 0001299481	X		175	1,245,882,112
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB4A			118	1,222,098,176
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BA5A			12	1,032,962,944
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C1 0001316139	X		127	1,779,499,520
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1 0001318660	X		233	2,878,562,816
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LP5			137	1,788,020,864
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C2 0001325824	X		142	1,864,137,984
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2 0001328517	X		295	2,979,460,352
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3 0001335783	X		232	2,022,707,584
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C3 0001335517	X		132	2,116,111,232
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP4 0001338782	X		184	2,677,074,944
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-HQ7 0001344184	X		278	1,956,613,760
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C4 0001344873	X		166	2,398,035,200
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP5 0001345812	X		188	4,327,020,032
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001354504	X		145	1,608,803,712
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8 0001354744	X		268	2,731,231,488
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP6 0001354045	X		163	2,142,076,288
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C7			156	2,447,292,416
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-BBA7			5	700,000,000
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP7 0001363143	X		269	3,940,432,128
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ9 0001369353	X		213	2,601,737,984
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2006-C4 0001374479	X		360	4,273,091,840
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C5 0001378234	X		207	2,238,772,736
LaSalle Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-MF4			375	450,901,184
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C8			173	3,775,704,064
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12 0001383025	X		269	2,730,307,584
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-HQ11 0001388783	X		171	2,417,646,592
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series4 0001390801	X		380	6,640,315,392
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-BBA8			16	1,762,390,016
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-C1 0001395290	X		197	3,953,465,344
Goldman Sachs Mortgage Securities Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2007-EOP			1	7,407,651,328
Wells Fargo Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2010-C1			37	735,870,784
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C2			52	1,213,951,744
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C3 0001528503	X		63	1,491,988,736
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C4 0001541451	X		38	1,100,577,000
UBS-BAMLL Commercial Mortgage Pass-Through Certificates, Series 2012-WRM			2	415,000,000
Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C5 0001552327	X		72	1,354,485,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2012-C6 0001558013	X		61	1,124,650,000
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-M14			172	1,157,931,252
Queens Center Commercial Mortgage Pass-Through Certificates, Series 2013-QC			1	600,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C7 0001564347	X		64	1,398,737,000
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-M3			166	1,131,057,988
COMM 2013-WWP Mortgage Trust Commercial Mortgage Pass-Through Certificates			1	710,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C9 0001571237	X		60	1,278,845,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C10 0001577311	X		75	1,487,979,500
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2013-BREH			1	90,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C12 0001587497	X		72	1,277,771,600
Hilton USA Trust Commercial Mortgage Pass-Through Certificates, Series 2013 HLT			1	2,625,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C13 0001590757	X		63	996,009,013
WFRBS Commercial Mortgage Trust 2013-C18, Commercial Mortgage Pass-Through Certificates, Series 2013-C18 0001589803	X		67	1,038,004,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C14 0001595710	X		58	1,479,452,911
WFRBS Commerical Mortgage Pass-Through Certificates, Series 2014-LC14			71	1,256,429,600
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C15 0001600823	X		48	1,081,255,407
CGBAM Commerical Mortgage Pass-Through Certificates, Series 2014-HD			1	257,500,000
GRACE 2014-GRCE Commercial Mortgage Pass-Through Certificates			1	900,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C16 0001606442	X		76	1,267,954,822
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C17 0001612124	X		67	1,038,240,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C18 0001617760	X		66	1,277,739,500
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C19 0001623916	X		78	1,471,302,100
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C20 0001629069	X		88	1,148,386,738
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C21 0001631406	X		64	871,663,750
BBCMS Commercial Mortgage Pass-Through Certificates, Series 2015-SLMZ			1	72,500,000
BBCMS Commercial Mortgage Pass-Through Certificates, Series 2015-SLP			1	580,000,000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-CALW			1	1,342,500,000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-TEXW			1	632,000,000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-WEST			1	822,000,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C22 0001636513	X		77	1,107,324,016
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2015-SMMZ			1	102,500,000
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2015-SMRT			1	312,574,000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C23 0001642727	X		75	1,072,706,368
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C24 0001646924	X		74	935,417,433
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C26 0001655591	X		69	1,048,920,000
Hudson's Bay Simon JV Trust Commercial Mortgage Pass-Through Certificates 2015-HBFL			1	846,229,966
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C27 0001656047	X		55	837,289,316
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2015-UBS8 0001657889	X		57	805,000,200
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-UBS9 0001664682	X		31	666,609,197
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2016-M6			120	901,030,985
Wells Fargo Commercial Mortgage Pass-Through Certificates Series 2016-BNK1 0001679420	X		40	870,557,680
TRU Trust Commercial Mortgage Pass-Through Certificates, Series 2016-TOYS			1	512,000,000
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2016-IMC			1	610,000,000
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-BNK2			40	725,571,637
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-UBS12			42	824,441,736
Chicago Skyscraper Commercial Mortgage Pass-Through Certificates, Series 2017-SKY			1	1,020,000,000

Naming of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%
Residential mortgages – Manufactured housing
BankAmerica Manufactured Housing Contract Trust 1995-BA1 - 0001102113	x	Bank of America, N.A. (BANA)		125,209,123
BankAmerica Manufactured Housing Contract Trust 1996-1 - 0001102113	x	Bank of America, N.A. (BANA)		245,785,417
BankAmerica Manufactured Housing Contract Trust 1997-1 - 0001102113	x	Bank of America, N.A. (BANA)		261,995,275
BankAmerica Manufactured Housing Contract Trust 1997-2 - 0001102113	x	Bank of America, N.A. (BANA)		499,999,894
BankAmerica Manufactured Housing Contract Trust 1998-1 - 0001102113	x	Bank of America, N.A. (BANA)		895,440,093
BankAmerica Manufactured Housing Contract Trust 1998-2 - 0001102113	x	Bank of America, N.A. (BANA)		685,982,618
Total				2,714,412,420

All total*			318			2			2			0			1			0			0
All total*				2,068,288,570			228,548			228,548			0			8,220,279			0			0

Bank of America, N.A.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) Ginnie Mae I MBS and Ginnie Mae II MBS listed in the table above are denoted by (GNI) and (GNII), respectively.  This report only covers repurchase activity reported by the securitizer to Ginnie Mae for Ginnie Mae MBS pools with defective mortgage assets as described in Section 14-8(D) of the Ginnie Mae MBS Guide during the reporting period covered by this Form ABS-15G.  For Ginnie Mae II MBS, information regarding the number of assets and the identity of the originators at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Except for the Ginne Mae MBS listed in the table above, the originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

3(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If a demand was received during the report period and the asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

4(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

9(a) Except for Ginnie Mae MBS listed in the table above, an outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding "% of principal balance" column.  However, the denominator used to calculate the corresponding "% of principal balance" column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

An outstanding principal balance shown in this column and used to calculate the corresponding "% of principal balance" column for any Ginnie Mae MBS is determined in accordance with the reporting methodology prescribed by the Ginnie Mae MBS Guide.

10(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages
1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2(b) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3(b) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4(b) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5(b) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6(b) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.
*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.